Convertible Senior Secured Debentures (Details) - Schedule of Debt (USD $)	6 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 02, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	Jun. 02, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]
Convertible Senior Secured Debentures (Details) - Schedule of Debt [Line Items]
2. Gross amount of debentures							$ 1,750,000	$ 5,250,000
3. Term				18 months	18 months
				Nov. 30, 2015	Nov. 30, 2015
4. Interest rate							8.00%	8.00%
5. Class C warrants to debenture holders:
Number issued	8,060,000	12,229,621	1,372,500	1,750,000	5,250,000	7,000,000
Price per share			$ 0.25				$ 0.60	$ 0.60
Term				5 years	5 years